Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005476 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005476 | Apple
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005476 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005476 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005476 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005476 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005476 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005476 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005476 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005476 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000005476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000005476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000005476 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005476 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012105 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012105 | Apple
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012105 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012105 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012105 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012105 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012105 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012105 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012105 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012105 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000012105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000012105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012105 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012105 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166319 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166319 | Apple
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166319 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166319 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166319 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166319 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166319 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166319 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166319 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166319 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000166319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000166319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000166319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000166319 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000166319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000166319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%